Document And Entity Information	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2023
Entity Registrant Name	Vaxcyte, Inc.
Entity Central Index Key	0001649094
Entity Emerging Growth Company	false
Securities Act File Number	01-39323
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4233385
Entity Address, Address Line One	825 Industrial Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	837-0111
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PCVX
Security Exchange Name	NASDAQ